John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio Investment Objectives and Goals - John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio	May 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	John Hancock Managed Account Shares Non-Investment-Grade Municipal Bond Portfolio
Objective [Heading]	Investment objective
Objective, Primary [Text Block]	To seek a high level of interest income exempt from federal income tax.